Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at September 30, 2025. For index-linked time charter contracts the calculation was made using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed periods time charters (these amounts do not include any assumed off-hire).

Twelve-month period ending September 30,	Amount
2026	15,864
2027	2,695
Total	18,559